Registration No. 333-07305

1940 Act File No. 811-07685

Filed Pursuant to Rule 497(e)

Frontier Caravan Emerging Markets Fund

Institutional Class Shares (FCEMX)

Service Class Shares (FCESX)

Supplement dated December 18, 2020

to the Statement of Additional Information dated October 31, 2020

The Frontier Caravan Emerging Markets Fund (the “Fund”), a series of Frontier Funds, Inc. (the “Company”), has been liquidated effective December 15, 2020. Accordingly, all references to the Fund in the Company’s Statement of Additional Information are hereby eliminated.

Please retain this Supplement for future reference.